Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT RESEARCH FUND INC
Entity Central Index Key	0000887194
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000019088
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class A
Trading Symbol	LAMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.88%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[1]
AssetsNet	$ 4,962,022,849
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000019090
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class C
Trading Symbol	LAMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.63%	[2]
AssetsNet	$ 4,962,022,849
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000054712
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class F
Trading Symbol	LAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$33	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[3]
AssetsNet	$ 4,962,022,849
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000188280
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class F3
Trading Symbol	LRMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$30	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[4]
AssetsNet	$ 4,962,022,849
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000019092
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class I
Trading Symbol	LAMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[5]
AssetsNet	$ 4,962,022,849
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000019091
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class P
Trading Symbol	LAMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$56	1.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%	[6]
AssetsNet	$ 4,962,022,849
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000054713
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R2
Trading Symbol	LAMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$64	1.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%	[7]
AssetsNet	$ 4,962,022,849
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000054714
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R3
Trading Symbol	LAMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$58	1.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[8]
AssetsNet	$ 4,962,022,849
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000156653
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R4
Trading Symbol	LAMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$45	0.88%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[9]
AssetsNet	$ 4,962,022,849
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000156654
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R5
Trading Symbol	LAMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$33	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[10]
AssetsNet	$ 4,962,022,849
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000156655
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R6
Trading Symbol	LAMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[11]
AssetsNet	$ 4,962,022,849
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$4,962,022,849
# of Portfolio Holdings	54
Portfolio Turnover Rate	19%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.68%
Consumer Discretionary	5.03%
Consumer Staples	5.73%
Energy	5.93%
Financials	15.74%
Health Care	9.99%
Industrials	10.09%
Information Technology	31.65%
Materials	5.70%
Utilities	4.80%
Repurchase Agreements	1.66%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000019093
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class A
Trading Symbol	LMGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[12]
AssetsNet	$ 793,928,683
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019095
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class C
Trading Symbol	LMGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.71%	[13]
AssetsNet	$ 793,928,683
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000054715
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class F
Trading Symbol	LGOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$43	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[14]
AssetsNet	$ 793,928,683
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000188282
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class F3
Trading Symbol	LOMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$32	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[15]
AssetsNet	$ 793,928,683
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019097
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class I
Trading Symbol	LMGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%	[16]
AssetsNet	$ 793,928,683
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019096
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class P
Trading Symbol	LGOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$62	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.16%	[17]
AssetsNet	$ 793,928,683
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000054716
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R2
Trading Symbol	LGOQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$70	1.31%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.31%	[18]
AssetsNet	$ 793,928,683
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000054717
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R3
Trading Symbol	LGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$64	1.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.21%	[19]
AssetsNet	$ 793,928,683
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000156656
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R4
Trading Symbol	LGOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[20]
AssetsNet	$ 793,928,683
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000156657
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R5
Trading Symbol	LGOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$37	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[21]
AssetsNet	$ 793,928,683
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000156658
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R6
Trading Symbol	LGOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[22]
AssetsNet	$ 793,928,683
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$793,928,683
# of Portfolio Holdings	83
Portfolio Turnover Rate	59%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.83%
Consumer Discretionary	9.30%
Energy	1.77%
Financials	6.38%
Health Care	10.63%
Industrials	35.13%
Information Technology	27.95%
Repurchase Agreements	3.44%
Money Market FundsFootnote Reference†	1.41%
Time DepositsFootnote Reference†	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

C000019103
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class A
Trading Symbol	LRSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%	[23]
AssetsNet	$ 389,072,972
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000019105
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class C
Trading Symbol	LSRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.95%	[24]
AssetsNet	$ 389,072,972
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000054721
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class F
Trading Symbol	LRSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$56	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[25]
AssetsNet	$ 389,072,972
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000188284
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class F3
Trading Symbol	LRSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$47	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[26]
AssetsNet	$ 389,072,972
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000019107
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class I
Trading Symbol	LRSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[27]
AssetsNet	$ 389,072,972
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000019106
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class P
Trading Symbol	LRSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$74	1.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.40%	[28]
AssetsNet	$ 389,072,972
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000054722
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R2
Trading Symbol	LRSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$82	1.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.55%	[29]
AssetsNet	$ 389,072,972
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000054723
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R3
Trading Symbol	LRSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$77	1.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.45%	[30]
AssetsNet	$ 389,072,972
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000156659
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R4
Trading Symbol	LRSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$64	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%	[31]
AssetsNet	$ 389,072,972
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000156660
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R5
Trading Symbol	LRSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$50	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[32]
AssetsNet	$ 389,072,972
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000156661
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R6
Trading Symbol	LRSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2025 to May 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[33]
AssetsNet	$ 389,072,972
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2026)
Table Summary
Total Net Assets	$389,072,972
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.25%
Consumer Discretionary	7.45%
Consumer Staples	4.19%
Energy	5.62%
Financials	25.29%
Health Care	6.30%
Industrials	20.40%
Information Technology	15.51%
Materials	7.75%
Real Estate	3.60%
Utilities	1.96%
Repurchase Agreements	0.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

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